BONDS PAYABLE (Schedule of Weighted Average Assumptions) (Details) - Bonds Payable - Share Purchase Warrants [Member]	12 Months Ended
	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 0.09	$ 0.10
Exercise price	$ 0.09	$ 0.10
Expected life (in years) | yr	2	2
Expected volatility	76.65%	92.85%
Risk free interest rate	1.68%	2.12%
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%